Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment	$ 108,916	$ 107,101	$ 106,559	$ 108,335
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	295,886	296,078	298,409
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(186,970)	(188,977)	(191,850)
Exploration and Production activities
Property, plant and equipment
Property, plant and equipment	82,352	83,869	82,042
Exploration and Production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	227,145	231,396	232,362
Exploration and Production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(144,793)	(147,527)	(150,320)
Exploration and Production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	57,879	63,508	63,043
Exploration and Production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	201,961	210,079	212,264
Exploration and Production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(144,082)	(146,571)	(149,221)
Exploration and Production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,187	755	1,367
Exploration and Production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,455	1,023	1,635
Exploration and Production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(268)	(268)	(268)
Exploration and Production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	23,286	19,606	17,632
Exploration and Production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	23,729	20,294	18,463
Exploration and Production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(443)	(688)	(831)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	26,564	23,232	24,517
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	68,741	64,682	66,047
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(42,177)	(41,450)	(41,530)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	1,829	2,050	2,172
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,837	3,089	3,145
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1,008)	(1,039)	(973)
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment)
Property, plant and equipment
Property, plant and equipment	11,547	10,923	11,860
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	38,769	37,002	38,285
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(27,222)	(26,079)	(26,425)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	3,424	3,603	3,912
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	9,529	10,230	10,558
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(6,105)	(6,627)	(6,646)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	5,239	3,937	3,617
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	5,262	3,960	3,625
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(23)	(23)	(8)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	4,525	2,719	2,956
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	12,344	10,401	10,434
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (7,819)	$ (7,682)	$ (7,478)